Label	Element	Value
Olstein All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Olstein All Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.57%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated.  The examples also assume that you earn a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are significantly undervalued.  OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business. The Fund uses several valuation methods to determine private market value, all methods emphasize expected future free cash flow (after capital expenditures and working capital needs).

When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow.  When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business.  OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund’s definition of value), value, cyclical, or any other category.  The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund’s foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund will achieve its objectives.  Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market Risk: The Fund is subject to the risk that stock prices may decline over short or even extended periods of time.

Management Risk:  The investment techniques used by OCM may not produce the desired results and cause the Fund to underperform its benchmarks or mutual fund peers.

Small- and Mid-Sized Company Risk:  Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.

Value Investing Style Risk:  The Fund uses a value-oriented investment approach.  However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Foreign Investing Risk:  Investing in foreign companies typically involves more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and tables shown below illustrate the variability of the Fund’s returns.  The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis).  The tables show how the average annual returns of the Adviser Class and Class C shares for the one-, five- and ten-year periods compare with those of the Russell 3000® Value Index, Russell 3000® Index and S&P 500® Index.  The Russell 3000® Value Index, Russell 3000® Index and S&P 500® Index represent broad measures of market performance. The Fund has elected to change its broad-based securities market index that it uses for performance comparison purposes from the S&P 500® Index to the Russell 3000® Value Index because the Fund believes the Russell 3000® Value Index more closely reflects the Fund’s value orientation and all-capitalization strategy, as well as the performance of the types of securities in which the Fund invests, than the S&P 500® Index. The Fund will continue to use the Russell 3000® Index as an additional index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting  http://www.olsteinfunds.com or by calling (800) 799-2113.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 799-2113
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.olsteinfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class C as of 12/31*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The above returns do not reflect the contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*
The above returns do not reflect the contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase.  If the CDSC was reflected, returns would be less than those shown above.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total Return from January 1, 2015 to September 30, 2015: -12.23%
Best Quarter—Quarter ended June 30, 2009: 21.54%
Worst Quarter—Quarter ended December 31, 2008: -28.36%

Year to Date Return, Label	rr_YearToDateReturnLabel	Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.36%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to change its broad-based securities market index that it uses for performance comparison purposes from the S&P 500® Index to the Russell 3000® Value Index because the Fund believes the Russell 3000® Value Index more closely reflects the Fund’s value orientation and all-capitalization strategy, as well as the performance of the types of securities in which the Fund invests, than the S&P 500® Index. The Fund will continue to use the Russell 3000® Index as an additional index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your particular tax situation and may differ from those shown.  These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account (“IRA”).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ending December 31, 2014
Olstein All Cap Value Fund | Russell 3000® Value Index Class C Comparison (w/ dividends reinvested)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (w/ dividends reinvested) Indices reflect no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.70%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.26%	[1]
Olstein All Cap Value Fund | Russell 3000® Index Class C Comparison (w/ dividends reinvested)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.94%
Olstein All Cap Value Fund | S&P 500® Index Class C Comparison (w/ dividends reinvested)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%	[1]
Olstein All Cap Value Fund | Russell 3000® Value Index Adviser Class Comparison (w/ dividends reinvested)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (w/ dividends reinvested) Indices reflect no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.70%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.26%	[1]
Olstein All Cap Value Fund | Russell 3000® Index Adviser Class Comparison (w/ dividends reinvested)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.94%
Olstein All Cap Value Fund | S&P 500® Index Adviser Class Comparison (w/ dividends reinvested)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%	[1]
Olstein All Cap Value Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Label	rr_AverageAnnualReturnLabel	Adviser Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.20%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.94%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%	[4]
Olstein All Cap Value Fund | Adviser Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Adviser Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.92%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.89%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.05%	[4]
Olstein All Cap Value Fund | Adviser Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Adviser Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.39%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.90%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%	[4]
Olstein All Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 330
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,605
Annual Return 2005	rr_AnnualReturn2005	2.79%
Annual Return 2006	rr_AnnualReturn2006	14.44%
Annual Return 2007	rr_AnnualReturn2007	(3.43%)
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	37.01%
Annual Return 2010	rr_AnnualReturn2010	16.17%
Annual Return 2011	rr_AnnualReturn2011	(4.30%)
Annual Return 2012	rr_AnnualReturn2012	15.30%
Annual Return 2013	rr_AnnualReturn2013	36.41%
Annual Return 2014	rr_AnnualReturn2014	15.03%
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.03%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
Olstein All Cap Value Fund | Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.71%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Olstein All Cap Value Fund | Class C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.20%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%

[1]	The Fund has elected to change its broad-based securities market index that it uses for performance comparison purposes from the S&P 500® Index to the Russell 3000® Value Index because the Fund believes the Russell 3000® Value Index more closely reflects the Fund's value orientation and all-capitalization strategy, as well as the performance of the types of securities in which the Fund invests, than the S&P 500® Index. The Fund will continue to use the Russell 3000® Index as an additional index.
[2]	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
[3]	Other Expenses include acquired fund fees and expenses, which were 0.01% of the Fund's average net assets during the fiscal year ended June 30, 2015. Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.
[4]	Effective October 31, 2013, the Board of Trustees of the Trust terminated the Adviser Class's Rule 12b-1 Shareholder Servicing and Distribution Plan. If the elimination of the Adviser Class's Rule 12b-1 Shareholder Servicing and Distribution Plan had been reflected in the performance information in the table above for periods prior to October 31, 2013, assuming no other changes but the elimination of the Adviser Class's Rule 12b-1 fee, performance would have been higher for the Adviser Class shares for such periods.
[5]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and 10 Years do not include the CDSC because there is no CDSC if shares are held longer than 1 year.